Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Credit from banking corporations		₪ 82,436	₪ 743
Trade payables and other payables		102,217	27,329
Lease liability (1)	[1]	24,678	4,399
Short term loan from related party (Note 13B)		1,798	407
Total financial liabilities undiscounted amount		211,129	32,878
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit from banking corporations		70,560	355
Trade payables and other payables		102,217	27,329
Lease liability (1)	[1]	3,307	899
Short term loan from related party (Note 13B)		173	166
Total financial liabilities undiscounted amount		176,257	28,749
Later than one year [member]
IfrsStatementLineItems [Line Items]
Credit from banking corporations		11,877	388
Trade payables and other payables
Lease liability (1)	[1]	21,371	3,500
Short term loan from related party (Note 13B)		1,625	241
Total financial liabilities undiscounted amount		₪ 34,872	₪ 4,129

[1]	The company has lease agreements for the company’s offices in Herzliya and for the pharmacies located throughout Israel.